SCHEDULE OF RELATED PARTIES RELATIONSHIPS (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
T H Three Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology
Nature			Expenses paid for TH3 Technology	Expenses paid for TH3 Technology	Expenses paid for TH3 Technology
Agape Superior Living S D N B H D [Member]
Related Party Transaction [Line Items]
Other Receivable - Related Parties	$ 219,121				$ 233,942	$ 115,225
Prepayment - Related Party						214,701
Accounts Payable - Related Party		$ 491,628			520,786
Other Payables - Related Party					12,104	4,376
Purchases		464,297			$ 1,268,670	685,288
Agape Superior Living S D N B H D [Member] | Agape Singapore [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company				Mr. How Kok Choong, the CEO and director of the Company
Nature					Fees paid for Agape Singapore
Other Receivable - Related Parties	$ 9,994				$ 10,586	10,490
Nature	Fees paid for Agape Singapore
Agape Superior Living S D N B H D [Member] | How Academy Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the director of the Company				Mr. How Kok Choong, the director of the Company
Other Receivable - Related Parties	$ 21,716				$ 23,004
Nature	Paid advance to How Academy for business operational expenses				Fees paid for How Academy
Agape Superior Living S D N B H D [Member] | Redboy Picture Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the director of the Company
Other Receivable - Related Parties	$ 123,019				$ 132,141
Nature	Paid advance to Redboy for business operational expenses				Paid advance to Redboy for business operational fees
Agape Superior Living S D N B H D [Member] | T H Three Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the director of the Company				Mr. How Kok Choong, the director of the Company
Other Receivable - Related Parties	$ 64,392				$ 68,211
Nature	Paid advance to TH3 for business operational expenses				Paid advance to TH3 for business expenses
Agape Superior Living S D N B H D [Member] | Superior Living SDN. BHD. [Member]
Related Party Transaction [Line Items]
Relationship					Principal Owner, Board and CEO of the Company
Purchases					$ 1,268,670
Agape Superior Living S D N B H D [Member] | Dato Sri How [Member]
Related Party Transaction [Line Items]
Other Receivable - Related Parties						104,735
Nature					Expenses paid for Mr. How
Agape Superior Living S D N B H D [Member] | Agape A T P International Holding Limited One [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company				Mr. How Kok Choong, the CEO and director of the Company
Nature					Prepayment for Purchase
Prepayment - Related Party						214,701
Agape Superior Living S D N B H D [Member] | Agape ATP International Holding Limited [Member]
Related Party Transaction [Line Items]
Nature					Purchase
Accounts Payable - Related Party					$ 520,786
Purchases		464,297
Agape Superior Living S D N B H D [Member] | Agape ATP International Holding Limited [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the CEO and director of the Company
Agape Superior Living S D N B H D [Member] | Agape Superior Living Pty Ltd Taiwan [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company
Nature	Printing of product label expenses				ATP Printing Label fees
Other Payables - Related Party					$ 12,104	4,376
Agape Superior Living S D N B H D [Member] | Agape Superior Living Pty Ltd Taiwan [Member] | Other Payables [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the CEO and director of the Company
Agape Superior Living S D N B H D [Member] | Agape A T P International Holdings Limited [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company
Nature		Purchase
Accounts Payable - Related Party		$ 491,628			$ 520,786
Purchases						$ 685,288
Agape Superior Living One S D N B H D [Member] | Redboy Picture Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship					Mr. How Kok Choong, the director of the Company